Consolidated Statements of Profit or Loss and Other Comprehensive Income		12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 MYR (RM) RM / shares shares	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue		$ 5,530,555	RM 22,575,726	RM 22,421,335	RM 22,428,825
Cost of sales		(5,039,861)	(20,572,713)	(20,601,771)	(20,195,055)
Gross profit		490,694	2,003,013	1,819,564	2,233,770
Operating expenses:
Selling and distribution expenses		(119,700)	(488,617)	(469,049)	(453,041)
General and administrative expenses		(2,138,551)	(8,729,567)	(6,120,480)	(3,332,000)
Operating expense		(2,258,251)	(9,218,184)	(6,589,529)	(3,785,041)
Loss from operations		(1,767,557)	(7,215,171)	(4,769,965)	(1,551,271)
Other income/ (expenses):
Interest income		119,040	485,922	177,146	35,391
Interest expense		(20,869)	(85,187)	(174,978)	(422,433)
Other income		33,574	137,051	359,608	106,212
Fair value gain on warrant liabilities, net		6,524,899	26,634,639
Professional fee for new placement		(6,670,257)	(27,227,991)
Other expenses				(478,904)	(5)
Share of loss of associate		(87,122)	(355,632)
Other income (expenses)		(100,735)	(411,198)	(117,128)	(280,835)
Loss before income tax		(1,868,292)	(7,626,369)	(4,887,093)	(1,832,106)
Income tax (expense)/credit		5,141	20,986	(46,604)	(167,356)
Loss for the year		(1,863,151)	(7,605,383)	(4,933,697)	(1,999,462)
Exchange differences on translating foreign operations		55,907	228,214	(1,481,688)	(1,198)
Total comprehensive loss attributable to equity owners of the Company		$ (1,807,244)	RM (7,377,169)	RM (6,415,385)	RM (2,000,660)
Earnings per share attributable to owners of the Company
Basic and diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)		$ (3.42)	RM (13.95)	RM (128.52)	RM (44.46)
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)		$ (3.42)	RM (13.95)	RM (128.52)	RM (44.46)
Weighted average number of ordinary shares used in computing basic (in Shares)	[1]	528,921	528,921	49,916	45,000
Weighted average number of ordinary shares used in computing diluted earnings (in Shares)	[1]	528,921	528,921	49,916	45,000

[1]	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.